Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Going Concern [Abstract]
Liquidity Disclosure [Policy Text Block]
14.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. The Group, due to the start-up nature of its business, has generated recurring losses and expects to incur additional losses as it expands the UV-C technology and develops marketing, sales and financial plans. As reflected in the accompanying consolidated financial statements, the Group’s total liabilities exceed total assets at September 30, 2012 and December 31, 2011, by $3,223,149 and $6,596,408, respectively, and the Group has incurred cumulative operating losses since the date of inception. To date, the Group’s cash flow requirements have been met with cash investments by the stockholders, certain third parties and to a lesser extent, sales and interest income.

The Group will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Group’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Group will require additional financing either through borrowing or the sale of additional equity to support its operations.

As previously described under the Share Exchange, the Group plans to combine with SurePure US by means of a share exchange which, when consummated, could give the Group greater access to capital markets and greater ability to raise equity capital through public stock offerings. In addition, as described in Note 11, the Group has continued to obtain certain equity financing in 2012 and is actively seeking additional debt and equity financing. These loans and the anticipated stock offerings will enable the Group to use those funds to further develop and market its products with the expectation that the Group will generate significant sales and realize profits from operations.

As the Group requires additional financing, the capital markets turmoil could negatively impact the Group’s ability to obtain such financing on acceptable terms. The Group’s access to additional financing will depend on a variety of factors many of which the Group has little or no control over. These factors include market conditions, the general availability of credit, the overall availability of credit to the Group’s industry, its credit ratings and credit capacity, the actual financial and operational results of the Group as well as the lenders’ or investors’ perception of the Group’s short-term and long-term financial prospects. If future financing is not available on acceptable terms or if no future financing is available on any terms whatsoever, the Group may not be able to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments that might be necessary should Group be unable to continue as a going concern.

13.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. The Group, due to the start-up nature of its business, has generated recurring losses and expects to incur additional losses as it expands the UV-C technology and develops marketing, sales and financial plans. As reflected in the accompanying consolidated financial statements, the Group’s total liabilities exceed total assets at December 31, 2011 and 2010 by $6,596,408 and $5,140,694, respectively, and the Group has incurred cumulative operating losses since the date of inception. To date, the Group’s cash flow requirements have been met with cash investments by the stockholders, certain third parties and to a lesser extent, sales and interest income.

The Group will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Group’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Group will require additional financing either through borrowings or the sale of additional equity to support its operations.

As previously described, under the Share Exchange, the Group plans to merge with SurePure Inc. which, when consummated, could give the Group greater access to capital markets and greater ability to raise equity capital through public stock offerings. In addition, as described under Subsequent Events, the Group has continued to obtain certain debt financing in 2012 and is actively seeking additional debt financing. These loans and the anticipated stock offerings will enable the Group to use those funds to further develop and market its products with the expectation that the Group will generate significant sales and realize profits from operations.

As the Group requires additional financing as a result of the foregoing and other factors, the capital markets turmoil could negatively impact the Group’s ability to obtain such financing on acceptable terms. The Group’s access to additional financing will depend on a variety of factors many of which the Group has little or no control over. These factors include market conditions, the general availability of credit, the overall availability of credit to the Group’s industry, its credit ratings and credit capacity, the actual financial and operational results of the Group as well as the lenders’ or investors’ perception of the Group’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, the Group may not be able to continue as a going concern.

The consolidated financial statements do not include any adjustments that might be necessary should Group be unable to continue as a going concern.